UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   January 14, 2009
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        41
Form 13F Information Table Value Total:        72193
List of Other Included Managers:               NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      225     3906 SH       Sole                                       3906
ACCENTURE LTD BERMUDA CL A     COM              G1150G111     3002    91550 SH       Sole                                      91550
AFLAC INC COM                  COM              001055102     2426    52925 SH       Sole                                      52925
APPLE COMPUTER INC COM         COM              037833100     1773    20768 SH       Sole                                      20768
CISCO SYS INC COM              COM              17275R102     1756   107732 SH       Sole                                     107732
COCA COLA CO COM               COM              191216100     1726    38118 SH       Sole                                      38118
COSTCO WHSL CORP NEW COM       COM              22160K105     1015    19326 SH       Sole                                      19326
DANAHER CORP DEL COM           COM              235851102      914    16150 SH       Sole                                      16150
DISNEY WALT CO COM             COM              254687106     1626    71672 SH       Sole                                      71672
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     1556   103673 SH       Sole                                     103673
ECOLAB INC                     COM              278865100     2025    57600 SH       Sole                                      57600
EXXON MOBIL CORP COM           COM              30231G102     3426    42910 SH       Sole                                      42910
FISERV INC COM                 COM              337738108     1396    38375 SH       Sole                                      38375
GENERAL DYNAMICS CORP COM      COM              369550108     2008    34860 SH       Sole                                      34860
GENERAL ELEC CO COM            COM              369604103     1636   100979 SH       Sole                                     100979
HEWLETT PACKARD CO COM         COM              428236103      756    20837 SH       Sole                                      20837
ILLINOIS TOOL WKS INC COM      COM              452308109     2311    65943 SH       Sole                                      65943
INTERNATIONAL BUS MACH COM     COM              459200101     1413    16791 SH       Sole                                      16791
J P MORGAN CHASE & CO COM      COM              46625H100      967    30665 SH       Sole                                      30665
JOHNSON & JOHNSON COM          COM              478160104     4515    75464 SH       Sole                                      75464
KINDER MORGAN ENERGY UT LTD PA COM              494550106      451     9857 SH       Sole                                       9857
MEDTRONIC INC COM              COM              585055106     2631    83735 SH       Sole                                      83735
MICROSOFT CORP COM             COM              594918104     2613   134426 SH       Sole                                     134426
NIKE INC CL B                  COM              654106103      903    17700 SH       Sole                                      17700
PEPSICO INC COM                COM              713448108     3310    60442 SH       Sole                                      60442
PROCTER & GAMBLE CO COM        COM              742718109      219     3550 SH       Sole                                       3550
SCHLUMBERGER LTD COM           COM              806857108     1518    35862 SH       Sole                                      35862
SCHWAB CHARLES CP COM          COM              808513105     1811   112001 SH       Sole                                     112001
STAPLES INC COM                COM              855030102     2029   113225 SH       Sole                                     113225
STRYKER CORP COM               COM              863667101     2579    64550 SH       Sole                                      64550
T ROWE PRICE GROUP INC         COM              74144T108     2060    58121 SH       Sole                                      58121
UNITED TECHNOLOGIES CP COM     COM              913017109     2388    44544 SH       Sole                                      44544
VALERO ENERGY CORP NEW COM     COM              91913Y100      251    11600 SH       Sole                                      11600
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1006    28700 SH       Sole                                      28700
WAL MART STORES INC COM        COM              931142103      709    12650 SH       Sole                                      12650
WALGREEN CO COM                COM              931422109     2076    84150 SH       Sole                                      84150
WELLS FARGO & CO COM           COM              949746101     3719   126165 SH       Sole                                     126165
NOVO-NORDISK A S ADR                            670100205     2233    43450 SH       Sole                                      43450
PETROLEO BRASILEIRO SA SPONSOR                  71654V408      663    27067 SH       Sole                                      27067
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     2302    43489 SH       Sole                                      43489
JPMORGAN CHASE CAP XVI PFD TR                   481228203      252    11800 SH       Sole                                      11800